Accumulated Other Comprehensive Loss	9 Months Ended
Sep. 30, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss	ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Share of affiliates' comprehensive income	Total accumulated comprehensive loss
Balance at December 31, 2017	(12,799)	5,030	(7,769)
Other comprehensive loss	—	(27,868)	(27,868)
Balance at September 30, 2018	(12,799)	(22,838)	(35,637)

Balance at December 31, 2018	(9,218)	(19,294)	(28,512)
Other comprehensive loss	(174)	(6,450)	(6,624)
Balance at September 30, 2019	(9,392)	(25,744)	(35,136)